(Loss)/ Earnings Per Share - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Numerator:
Net income from discontinued operations attributable to Big Tree Cloud International Group Limited		9,795		(3,463)
Numerator for basic net profit per share calculation		$ 9,795		$ (3,463)
Numerator for diluted net profit per share calculation		$ 9,795		$ (3,463)
Denominator:
Weighted average number of ordinary shares – basic	[1]	4,649,161		4,065,426		2,599,021
Weighted average number of ordinary shares – diluted	[1]	4,649,161		4,065,426		2,599,021
Denominator for basic net profit per share calculation	[1]	4,649,161		4,065,426		2,599,021
Denominator for diluted net profit per share calculation	[1]	4,649,161		4,065,426		2,599,021
Net income from discontinued operations per ordinary share
– Basic	[1]	$ 0.0021		$ (0.0009)
– Diluted	[1]	$ 0.0021		$ (0.0009)
Numerator:
Net (loss)/income from continuing operations attributable to Big Tree Cloud International Group Limited		(3,564,260)		(32,526,658)		640,485
Numerator for basic net (loss)/ income from continuing operations per share calculation		$ (3,564,260)		$ (32,526,658)		$ 640,485
Numerator for diluted net (loss)/ income from continuing operations per share calculation		$ (3,564,260)		$ (32,526,658)		$ 640,485
Denominator:
Weighted average number of ordinary shares – basic		4,649,161	[1]	4,065,426	[1]	2,599,021	[1]	50,000
Weighted average number of ordinary shares – diluted		4,649,161	[1]	4,065,426	[1]	2,599,021	[1]	2,500
Denominator for basic net profit per share calculation		4,649,161	[1]	4,065,426	[1]	2,599,021	[1]	50,000
Denominator for diluted net profit per share calculation		4,649,161	[1]	4,065,426	[1]	2,599,021	[1]	2,500
Net (loss)/income from continuing operations per ordinary share
– Basic	[1]	$ (0.7666)		$ (8.0008)		$ 0.2464
– Diluted	[1]	$ (0.7666)		$ (8.0008)		$ 0.2464

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).